Investment securities	6 Months Ended
Apr. 30, 2022
Text Block [Abstract]
Investment securities
6.	Investment securities
The following table presents the carrying amounts of the Bank’s investment securities per measurement category.

	As at
($ millions)	April 30 2022	January 31 2022	October 31 2021
Debt investment securities measured at FVOCI	$78,343	$59,249	$52,611
Debt investment securities measured at amortized cost	16,699	17,576	18,157
Equity investment securities designated at FVOCI	3,797	3,542	3,178
Equity investment securities measured at FVTPL	1,576	1,301	1,223
Debt investment securities measured at FVTPL	72	31	30
Total investment securities	$100,487	$81,699	$75,199
(a) Debt investment securities measured at fair value through other comprehensive income (FVOCI)

As at April 30, 2022 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Canadian federal government issued or guaranteed debt	$9,913	$3	$205	$9,711
Canadian provincial and municipal debt	5,494	2	295	5,201
U.S. treasury and other U.S. agency debt	36,576	17	1,059	35,534
Other foreign government debt	27,329	31	911	26,449
Other debt	1,477	1	30	1,448
Total	$80,789	$54	$2,500	$78,343

As at January 31, 2022 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Canadian federal government issued or guaranteed debt	$8,355	$93	$44	$8,404
Canadian provincial and municipal debt	5,428	7	92	5,343
U.S. treasury and other U.S. agency debt	16,264	115	216	16,163
Other foreign government debt	28,667	48	565	28,150
Other debt	1,189	5	5	1,189
Total	$59,903	$268	$922	$59,249

As at October 31, 2021 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Canadian federal government issued or guaranteed debt	$5,694	$135	$25	$5,804
Canadian provincial and municipal debt	5,202	12	59	5,155
U.S. treasury and other U.S. agency debt	13,528	188	79	13,637
Other foreign government debt	27,126	60	515	26,671
Other debt	1,339	9	4	1,344
Total	$52,889	$404	$682	$52,611

(b) Debt investment securities measured at amortized cost

	As at
	April 30, 2022		January 31, 2022		October 31, 2021
($ millions)	Fair value	Carrying value	Fair value	Carrying value	Fair value	Carrying value
Canadian federal and provincial government issued or guaranteed debt	$10,437	$10,713	$11,674	$11,770	$12,310	$12,372
U.S. treasury and other U.S. agency debt	4,536	4,863	4,651	4,694	4,712	4,687
Other foreign government debt	1,013	1,013	996	986	970	960
Corporate debt	121	110	132	126	141	138
Total	$16,107	$16,699	$17,453	$17,576	$18,133	$18,157
(c) Equity investment securities designated at fair value through other comprehensive income (FVOCI)
The Bank has designated certain instruments at FVOCI shown in the following table as these equity securities are held for strategic purposes.

As at April 30, 2022 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Preferred equity instruments	$–	$–	$–	$–
Common shares	3,209	676	88	3,797
Total	$3,209	$676	$88	$3,797

As at January 31, 2022 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Preferred equity instruments	$36	$5	$5	$36
Common shares	2,909	653	56	3,506
Total	$2,945	$658	$61	$3,542

As at October 31, 2021 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Preferred equity instruments	$27	$4	$3	$28
Common shares	2,710	528	88	3,150
Total	$2,737	$532	$91	$3,178
Dividend income earned on equity securities designated at FVOCI of $42 million for the three months ended April 30, 2022 (January 31, 2022 – $38 million; April 30, 2021 – $26 million) and for the six months ended April 30, 2022 – $80 million (April 30, 2021 – $52 million) has been recognized in interest income.
During the three months ended April 30, 2022, the Bank has disposed of certain equity securities designated at FVOCI with a fair value of $196 million (January 31, 2022 – $381 million; April 30, 2021 – $523 million) and for the six months ended April 30, 2022 – $577 million (April 30, 2021 – $704 million). This has resulted in a realized gain of $43 million in the three months ended April 30, 2022 (January 31, 2022 – $36 million; April 30, 2021 – $72 million) and for the six months ended a realized gain of $79 million (April 30, 2021 – $111 million).